Investment Objectives and Goals	Feb. 28, 2025
SRH REIT Covered Call ETF
Prospectus [Line Items]
Risk/Return [Heading]	SRH REIT COVERED CALL ETF - SRHR SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the SRH REIT Covered Call ETF (the “Fund”) is to provide total return.
SRH U.S. Quality GARP ETF
Prospectus [Line Items]
Risk/Return [Heading]	SRH U.S. QUALITY GARP ETF - SRHQ (formerly, SRH U.S. QUALITY ETF) SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The SRH U.S. Quality GARP ETF (the “Fund”) seeks to provide investment results (before fees and expenses) that correspond to the SRH U.S. Quality GARP Index (the “Index”).
TrueShares Quarterly Bull Hedge ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY—TRUESHARES QUARTERLY BULL HEDGE ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of TrueShares Quarterly Bull Hedge ETF (the “Fund”) is total return with substantial protection of principal.
TrueShares Quarterly Bear Hedge ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY—TRUESHARES QUARTERLY BEAR HEDGE ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of TrueShares Quarterly Bear Hedge ETF (the “Fund”) is substantial protection of principal with total return.